Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	000-53650
Entity Registrant Name	LIGHTSTONE VALUE PLUS REIT V, INC.
Entity Central Index Key	0001387061
Entity Tax Identification Number	20-8198863
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1985 Cedar Bridge Avenue
Entity Address, Address Line Two	Suite 1
Entity Address, City or Town	Lakewood
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08701
City Area Code	732
Local Phone Number	367-0129
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false